PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

Note 4 - Property and Equipment

Property and equipment, net consists of the following (in thousands):

	As of
	March 31, 2026	December 31, 2025
Leasehold improvements	$10,680	$10,680
Machinery and equipment	16,081	16,315
Furniture and fixtures	414	419
Computer and software	211	216
Buildings	1,160	1,227
Building Fixtures	1,256	1,206
Land	3,196	3,382
Advances on purchases of property and equipment	617	632
Total	$33,615	$34,077
Accumulated depreciation	(13,409)	(12,801)
Total	$20,206	$21,276

Advances on purchases of property and equipment are payments made before the related asset (such as machinery and equipment) are delivered and are not depreciated until the asset is placed in service.

Depreciation expense totaled $882 and $1,984 for the three months ended March 31, 2026, and 2025, respectively, and was recorded as operating expenses in the condensed consolidated statements of operations. Depreciation expense was allocated as $850 and $1,775 to research and development expense, net and $32 and $209 to selling, general and administrative expenses for the three months ended, March 31, 2026, and 2025, respectively.

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2025	2024
Leasehold improvements	$10,680	$32,427
Machinery and equipment	16,315	22,205
Furniture and fixtures	419	415
Computer and software	216	203
Buildings	1,227	1,205
Building Fixtures	1,206	1,143
Land	3,382	3,320
Advances on purchases of property and equipment	632	1,627
Total	$34,077	$62,545
Accumulated depreciation	(12,801)	(14,855)
Total	$21,276	$47,690

Advances on purchases of property and equipment are payments made before the related asset (such as machinery and equipment) are delivered and are not depreciated until the asset is placed in service.

Depreciation expense totaled $6,067 and $8,302 for the years ended December 31, 2025, and 2024, respectively, and was recorded as operating expenses in the consolidated statements of operations. Depreciation expense was allocated as $5,511 and $7,464 to research and development expense, net and $556 and $838 to selling, general and administrative expenses for the years ended December 31, 2025, and 2024, respectively.

The Company recognized $123 and $100 of losses on the sale and disposal of assets during the year ended December 31, 2025, and 2024, respectively, as further described in Note 7. The Company recognized a loss of $17,063 during the year ended December 31, 2025 related to the exit of a lease, as further described in Note 7, which included losses associated with leasehold improvements and machinery and equipment, net of proceeds received for the sale of certain machinery and equipment upon termination of the lease.